FI - Own credit gains/(losses) on fair value option elected instruments (Details 18) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Financial instruments
Gains/(losses) recorded into AOCI	SFr 820	SFr (617)
Gains/(losses) recorded into AOCI, Cumulatively	(1,436)		SFr (1,436)
Gains/(losses) recorded into AOCI transferred to net income	27	(2)
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	4	(4)
Gains/(losses) recorded into AOCI, Cumulatively	(36)		(36)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	(18)	0
Gains/(losses) recorded into AOCI, Cumulatively	(60)		(60)
Gains/(losses) recorded into AOCI transferred to net income	2	0
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	834	(613)
Gains/(losses) recorded into AOCI, Cumulatively	(1,340)		(1,340)
Gains/(losses) recorded into AOCI transferred to net income	25	(2)
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	526	(423)
Gains/(losses) recorded into AOCI, Cumulatively	(1,180)		(1,180)
Gains/(losses) recorded into AOCI transferred to net income	25	(7)
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	284	(209)
Gains/(losses) recorded into AOCI, Cumulatively	(179)		(179)
Gains/(losses) recorded into AOCI transferred to net income	0	SFr 0
Bank
Financial instruments
Gains/(losses) recorded into AOCI			1,123	SFr (993)
Gains/(losses) recorded into AOCI, Cumulatively	(1,382)		(1,382)
Gains/(losses) recorded into AOCI transferred to net income			34	(2)
Bank | Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI			15	(8)
Gains/(losses) recorded into AOCI, Cumulatively	(36)		(36)
Gains/(losses) recorded into AOCI transferred to net income			0	0
Bank | Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI			0	0
Gains/(losses) recorded into AOCI, Cumulatively	(60)		(60)
Gains/(losses) recorded into AOCI transferred to net income			2	0
Bank | Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI			1,108	(985)
Gains/(losses) recorded into AOCI, Cumulatively	(1,286)		(1,286)
Gains/(losses) recorded into AOCI transferred to net income			32	(2)
Bank | Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI			652	(647)
Gains/(losses) recorded into AOCI, Cumulatively	(1,180)		(1,180)
Gains/(losses) recorded into AOCI transferred to net income			32	(7)
Bank | Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI			418	(332)
Gains/(losses) recorded into AOCI, Cumulatively	SFr (126)		(126)
Gains/(losses) recorded into AOCI transferred to net income			SFr 0	SFr 0